Operating Lease - Schedule of Weighted Average Remaining Lease Terms and Discount Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Weighted Average Remaining Lease Terms and Discount Rate [Abstract]
Lease term (years)	1 year
Weighted average discount rate	6.00%
Lease payments	$ 75	$ 75	$ 79
Total lease payments	$ 75	$ 75	$ 79